Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 USD ($)	Dec. 30, 2020 USD ($)	Aug. 31, 2015
Collateral amount	$ 15,500				$ 15,500
Impairment charges related to film costs		$ 0	$ 0	$ 0
Equity investment without a readily determinable fair value	2,300
Increase in fair value of investment	$ 500
Impairment of long-lived assets		0	0	0
Income tax benefit for stock- based compensation arrangements		$ 0	$ 0	$ 0
Minimum
Useful life of enhancements	1 year
Maximum
Useful life of enhancements	3 years
Furniture and fixtures
Useful lives of property and equipment (in years)	5 years
Computer equipment
Useful lives of property and equipment (in years)	3 years
Video equipment
Useful lives of property and equipment (in years)	3 years
Accounts receivable | Customers
Number of customers	1	4
Concentration risk (in percent)		13.00%
Accounts receivable | Customers | One customer
Concentration risk (in percent)	11.00%
Accounts receivable | Customers | Four customers
Concentration risk (in percent)		10.00%
Accounts receivable | Customers | Two customers
Concentration risk (in percent)		13.00%
Accounts receivable | Customers | Three customers
Concentration risk (in percent)		12.00%
Revenue | Two customers
Concentration risk (in percent)	12.00%
Revenue | Customers
Number of customers	2	2	2
Concentration risk (in percent)	13.00%	13.00%	12.00%
Revenue | Customers | Two customers
Concentration risk (in percent)		10.00%	10.00%
Revolving line of credit
Maximum borrowing capacity					$ 50,000	$ 50,000
BuzzFeed Japan
Ownership interest (in percent)							51.00%
Ownership interest (in percent)	49.00%
BuzzFeed Japan | Z Holdings Corporation
Ownership interest (in percent)							24.50%
Ownership interest (in percent)							24.50%
BuzzFeed Japan | Asahi Shimbun Company
Ownership interest (in percent)							24.50%